Taxes - Deferred tax assets and liabilities breakdown (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities
Deferred tax assets	kr 440	kr 1,920	kr 1,839
Netted against deferred liabilities	(72)	(9)	(73)
Total deferred tax assets according to the balance sheet	368	1,911	1,766
Deferred tax liabilities	(4,275)	(1,007)	(986)
Netted against deferred assets	72	9	73
Total deferred tax liabilities according to the balance sheet	(4,203)	(998)	(913)
NET OF DEFERRED TAX ASSETS AND TAX LIABILITIES	(3,835)	913	853	kr 1,555
Loss carry forwards
Deferred tax assets and liabilities
Deferred tax assets	185	1,602	1,726
Netted against deferred liabilities		(1)	(25)
NET OF DEFERRED TAX ASSETS AND TAX LIABILITIES	185	1,601	1,701	kr 2,105
Tangible and intangible assets
Deferred tax assets and liabilities
Deferred tax assets	42	193	29
Intangible assets other than goodwill
Deferred tax assets and liabilities
Deferred tax liabilities	(3,154)	(31)	(63)
Tangible assets
Deferred tax assets and liabilities
Deferred tax liabilities	(568)	(545)	(579)
Receivables
Deferred tax assets and liabilities
Deferred tax assets	30	10	5
Deferred tax liabilities		(1)	(14)
Tax allocation reserve
Deferred tax assets and liabilities
Deferred tax liabilities	(365)	(215)	(114)
Liabilities
Deferred tax assets and liabilities
Deferred tax assets	78	103	66
Deferred tax liabilities	(188)	(215)	(216)
Pensions
Deferred tax assets and liabilities
Deferred tax assets	65	11	11
Other temporary differences
Deferred tax assets and liabilities
Deferred tax assets	kr 40	kr 1	kr 2